NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Promissory Notes	$ 412,284		$ 412,284		$ 73,200	$ 370,000
Proceeds from note issuance			(252,151)	$ (23,811)	130,000	340,000
Loss on extinguishment of debt	0	$ 0	0	(32,500)	(32,500)	(406,833)
Notes Payable, Current, Total					73,200
Amortization of Debt Discount (Premium)			2,997,061	555,362	906,719	443,867
Fair value, warrants	1,330,593		1,330,593		734,572
Beneficial conversion						325,855
Interest expense, including Amortization of debt discount	$ 3,727,168	$ 473,360	$ 6,000,752	$ 744,726	1,153,376	532,230
February 2014 Debenture [Member]
Promissory Notes					$ 330,000
Debt Instrument, Interest Rate, Effective Percentage					10.00%
Less: Debt discount, net of accretion					$ 30,000
Warrants To Purchase For Issuance Of Common Stock					250,000
Debt Instrument, Convertible, Conversion Price					$ .40
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed					125.00%
Amortization of Debt Discount (Premium)					$ 30,000
Warrant exercise price					$ .30
Fair value, warrants					$ 96,533
Additional warrants issued					250,000
Beneficial conversion					$ 179,032
Aug 2014 Debenture [Member]
Promissory Notes					$ 73,200	$ 40,000
Debt Instrument, Interest Rate, Effective Percentage					8.00%
Dec 2013 Debenture [Member]
Debt Instrument, Interest Rate, Effective Percentage						8.00%
Shares Issued, exchange of debt (in shares)					1,900,000
Loss on extinguishment of debt					$ (406,833)
Fair value, warrants						$ 779,000
February 2014 Debunture [Member]
Warrant exercise price						$ .50
September 2014 Debenture [Member]
Promissory Notes					0	$ 92,000
Proceeds from note issuance					$ 50,000
Debt Instrument, Interest Rate, Effective Percentage					41.00%
Less: Debt discount, net of accretion					$ 42,000
Debt Instrument, Convertible, Conversion Price					$ .40
Beneficial conversion					$ 37,400
Convertible Notes Payable [Member]
Interest expense, including Amortization of debt discount					$ 100	$ 316,800